Employee compensation and benefits - Future benefit payments (Details) - Dec. 31, 2019 £ in Billions, $ in Billions	GBP (£)	USD ($)
Employee Compensation And Benefits [Abstract]
Estimated assets needed to secure all future pension payments	£ 33	$ 44